TAXATION (Income Taxes, Effective Tax Rate, Reconciliation to Effective Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION
PRC statutory tax rate		25.00%	25.00%	25.00%
Tax differential from statutory rate in other jurisdictions		(2.60%)	2.60%	0.40%
Effect of tax holidays		(14.90%)	(2.30%)	(5.10%)
Permanent book-tax differences	[1]	25.70%	(25.30%)	(18.50%)
Tax-exempt income	[2]	1.10%	(4.60%)	(7.00%)
Changes in deferred tax asset allowance		(36.50%)	7.60%	6.40%
Effective income tax rate		(2.20%)	3.00%	1.20%

[1]	The permanent book-tax differences mainly consisted of R&D expenses super deductions. Under PRC regulations issued in September 2018 that are applicable retroactively beginning January 1, 2018, additional R&D expenses have become eligible for deduction from taxable income.
[2]	Tax-exempt income consisted of interest on financial instruments and capital gains from long-term investments. The aforementioned financial instruments and long-term investments were held by the Company’s subsidiaries located in Hong Kong.